Convertible Notes - Schedule of Changes in the Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2023 Convertible Notes [Member]
Schedule of Changes in the Fair Value of the 2023 Convertible Notes [Line Items]
Balance beginning	$ 200
Changes in fair value	25
Conversion into ordinary shares	(225)
Balance ending		$ 200
April 2024 Convertible Loan [Member]
Schedule of Changes in the Fair Value of the 2023 Convertible Notes [Line Items]
Balance beginning
Proceeds from issuance of Convertible Loan	250
Accrued interest	6
Repayment	(256)
Balance ending
August 2024 Convertible Loan [Member]
Schedule of Changes in the Fair Value of the 2023 Convertible Notes [Line Items]
Balance beginning
Proceeds from issuance of Convertible Loan	60
Accrued interest
Repayment	(60)
Balance ending
2022 Convertible Notes [Member]
Schedule of Changes in the Fair Value of the 2023 Convertible Notes [Line Items]
Balance beginning		622
Proceeds from issuance of Convertible Loan		70	648
Changes in fair value		206	(26)
Conversion into ordinary shares		(898)
Balance ending			$ 622